Geological and geophysical expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Geological and geophysical expenses
Staff costs (Note 11)	$ 7,879	$ 7,097	$ 6,042
Share-based payment (Notes 11)	528	393	177
Communication and IT costs	2,139	1,743	1,071
Consultant fees	1,373	917	854
Allocation to capitalised project	(1,254)	(416)	(953)
Other services	527	795	700
Geological and geophysical expenses	$ 11,192	$ 10,529	$ 7,891